Equity - Schedule of changes in currency translation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Opening balance	€ 2,192	€ 540
Closing balance	2,767	2,192	€ 540
Currency translation reserve
Disclosure of equity [Line Items]
Opening balance	(2,395)	(3,483)	(3,636)
Unrealised revaluations	183	(7)	(61)
Realised gains/losses transferred to the statement of profit or loss		4
Exchange rate differences	(316)	444	214
Closing balance	€ (2,527)	(2,395)	(3,483)
Currency translation reserve | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Opening balance		€ 647
Closing balance			€ 647